CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Other reserves Warrant reserve [Member]	Other reserves Hedging reserves [Member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2015	$ 1,209	$ 15,526	$ (7,367)	$ (9,454)	$ 4,529	$ 23	$ 209,426	$ 213,892
Loss for the period							(100,625)	(100,625)
Other comprehensive income				3,122				3,122
Total comprehensive income/(loss)				3,122			(100,625)	(97,503)
Share-based payments							1,633	1,663
Options or warrants exercised	4	669						673
Shares purchased			(9,960)					(9,960)
Share issue expenses		(8)						(8)
Dividends
Balance at Dec. 31, 2016	1,213	16,187	(17,327)	(6,332)	4,529	23	110,434	108,727
Loss for the period							(40,270)	(40,270)
Other comprehensive income				3,086				3,086
Total comprehensive income/(loss)				3,086			(40,270)	(37,184)
Transfer of warrant reserve					(4,529)		4,529
Share-based payments							1,109	1,109
Shares purchased			(7,456)					(7,456)
Balance at Dec. 31, 2017	1,213	16,187	(24,783)	(3,246)		23	75,802	65,196
Loss for the period							(22,090)	(22,090)
Other comprehensive income				(520)				(520)
Total comprehensive income/(loss)				(520)			(22,090)	(22,610)
Share-based payments							1,607	1,607
Shares purchased			(139)					(139)
Balance at Dec. 31, 2018	$ 1,213	$ 16,187	$ (24,922)	$ (3,766)		$ 23	$ 55,319	$ 44,054